Turnover and segment information - Turnover by Product & Service (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of products and services [line items]
Turnover	£ 31,376	£ 30,328	£ 29,324
HIV, oncology, immuno-inflammation, respiratory and other
Disclosure of products and services [line items]
Turnover	11,798	10,200	8,960
Commercial Operations
Disclosure of products and services [line items]
Turnover	31,376	30,328	29,324
Commercial Operations | Shingles
Disclosure of products and services [line items]
Turnover	3,364	3,446	2,958
Commercial Operations | Meningitis
Disclosure of products and services [line items]
Turnover	1,437	1,260	1,116
Commercial Operations | RSV
Disclosure of products and services [line items]
Turnover	590	1,238	0
Commercial Operations | Influenza
Disclosure of products and services [line items]
Turnover	408	504	714
Commercial Operations | Established Vaccines
Disclosure of products and services [line items]
Turnover	3,339	3,266	3,085
Commercial Operations | Meningitis, influenza, shingles, established vaccines
Disclosure of products and services [line items]
Turnover	9,138	9,714	7,873
Commercial Operations | Pandemic Vaccines
Disclosure of products and services [line items]
Turnover	0	150	64
Commercial Operations | Vaccines
Disclosure of products and services [line items]
Turnover	9,138	9,864	7,937
Commercial Operations | HIV
Disclosure of products and services [line items]
Turnover	7,089	6,444	5,749
Commercial Operations | Respiratory/Immunology and Other
Disclosure of products and services [line items]
Turnover	3,299	3,025	2,609
Commercial Operations | Oncology
Disclosure of products and services [line items]
Turnover	1,410	731	602
Commercial Operations | Pandemic
Disclosure of products and services [line items]
Turnover	12	44	2,309
Commercial Operations | Specialty Medicines
Disclosure of products and services [line items]
Turnover	11,810	10,244	11,269
Commercial Operations | Respiratory
Disclosure of products and services [line items]
Turnover	7,213	6,825	6,548
Commercial Operations | Other General Medicines
Disclosure of products and services [line items]
Turnover	3,215	3,395	3,570
Commercial Operations | General Medicines
Disclosure of products and services [line items]
Turnover	£ 10,428	£ 10,220	£ 10,118